Results for the year - Employee costs - Employee Costs (Details) kr in Millions	12 Months Ended
	Dec. 31, 2020 DKK (kr) employee	Dec. 31, 2019 DKK (kr) employee	Dec. 31, 2018 DKK (kr) employee
Analysis of income and expense [abstract]
Wages and salaries	kr 26,778	kr 25,335	kr 25,259
Share-based payment costs (note 5.1)	823	363	414
Pensions – defined contribution plans	1,961	1,910	1,791
Pensions – defined benefit plans (note 3.5)	138	151	73
Other social security contributions	1,862	1,963	1,901
Other employee costs	2,044	2,203	2,087
Total employee costs for the year	33,606	31,925	31,525
Employee costs capitalised as intangible assets and property, plant and equipment	(1,279)	(1,314)	(1,500)
Change in employee costs capitalised as inventories	(60)	(139)	(105)
Total employee costs in the income statement	32,267	30,472	29,920
Cost of goods sold	8,896	8,134	8,164
Sales and distribution costs	14,146	13,463	12,214
Research and development costs	6,269	5,968	6,288
Administrative costs	2,848	2,679	2,755
Other operating income, net	kr 108	kr 228	kr 499
Number of employees
Average number of full-time employees | employee	43,759	42,218	42,881
Year-end number of full-time employees | employee	44,723	42,703	42,672
Employees (total) | employee	45,323	43,258	43,202